Related-Party Transactions - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Amortisation of intangible assets		R$ 12,235	R$ 4,453
Confidentiality and NonCompete Agreement [Member] | Officers [Member]
Disclosure of subsidiaries [line items]
Amortisation of intangible assets		536	1,946
Buildings [member]
Disclosure of subsidiaries [line items]
Purchases of property and other assets related party transaction		44,244	49,136
Fundo de Investimento Essencial [Member]
Disclosure of subsidiaries [line items]
Investments		3,766	2,228
Natura Cosmticos SA [Member]
Disclosure of subsidiaries [line items]
Donations associated with maintenance	R$ 1,500
Percentage of corresponding net income	0.50%
Donations associated with sale		R$ 23,000	R$ 25,289